Note 7 - Property and Equipment (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Property, plant and equipment, restrictions on title	$ 0
Depreciation, property, plant and equipment	$ 1,500,000	$ 694,000